SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Advertising (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Policies
Advertising	Advertising Advertising costs are charged to operations when incurred. There were no advertising costs for the three months ended March 31, 2021 and 2020.	Advertising Costs Advertising costs are charged to operations when incurred. There were no Advertising Costs during the years 2020 and 2019.